CHASE VISTA SELECT INTERMEDIATE BOND FUND
SUPPLEMENT DATED AUGUST 10, 1998
TO THE PROSPECTUS DATED FEBRUARY 27, 1998


The following supercedes the third paragraph in the Portfolio Manager section of the Prospectus on page 14 of the Fund's Prospectus:

"Leonard Lovito, a Vice President and Senior Portfolio Manager at Chase, is responsible for the day-to-day management of the Intermediate Bond Fund. Mr. Lovito joined Chase in July 1998. Prior to joining Chase, from 1984 to 1998, Mr. Lovito was a Vice President at J. & W. Seligman & Co., Inc., where he managed a number of fixed income portfolios and mutual funds. Prior to joining Seligman, Mr. Lovito was a Securities Administrator in the Investment Department of the Dime Savings Bank of New York. Mr. Lovito is also a manager of Select Balanced Fund and Balanced Fund."

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CHASE VISTA SELECT BALANCED FUND
CHASE VISTA SELECT EQUITY INCOME FUND
CHASE VISTA SELECT LARGE CAP EQUITY FUND
CHASE VISTA SELECT LARGE CAP GROWTH FUND
CHASE VISTA SELECT NEW GROWTH OPPORTUNITIES FUND
CHASE VISTA SELECT SMALL CAP VALUE FUND
CHASE VISTA SELECT INTERNATIONAL EQUITY FUND

SUPPLEMENT DATED AUGUST 10, 1998
TO THE PROSPECTUS DATED FEBRUARY 27, 1998

The following supercedes the second paragraph in the Portfolio Manager section of the Prospectus on page 21 of the Fund's Prospectus:

"Greg Adams, a Managing Director of Chase, and Leonard Lovito, Vice President and Senior Portfolio Manager at Chase, are responsible for the management of the Select Balanced Fund's portfolio since its inception in January 1997, and July 1998, respectively. Mr. Adams joined Chase in 1987 and has been responsible for overseeing the proprietary computer model program used in the U.S. equity selection process. Mr. Adams manages a number of mutual funds at Chase.

 Mr. Lovito joined Chase in 1998. Prior to joining Chase, from 1984 to 1998, Mr. Lovito was a Vice President at J. & W. Seligman & Co., Inc., where he managed a number of fixed income portfolios and mutual funds. Prior to joining Seligman, Mr. Lovito was a Securities Administrator in the Investment Department of the Dime Savings Bank of New York. Mr. Lovito is also a manager of Balanced Fund and Select Intermediate Bond Fund."

 The following supercedes in its entirety the fourth paragraph in the Portfolio Managers section of the Prospectus on page 21 of the Funds'
 Prospectus:

"Greg Adams, a Managing Director at Chase, has been responsible for the day-to-day management of the Large Cap Equity Fund's portfolio since its inception in January 1997."